Non-current assets (Tables)	6 Months Ended
Jun. 30, 2019
Non-current assets held for sale
Schedule of non-current assets

	Millions of euros
	06-30-2019	06-30-2018

Tangible assets	4,535	5,424
Of which:
Foreclosed assets	4,450	5,334
Of which: Property assets in Spain (*)	3,606	4,488
Other tangible assets held for sale	85	90
Other assets	—	2
	4,535	5,426

(*)  During the first six months of 2019, the sale of foreclosed real estate assets to Cerberus took place, generating EUR 180 million losses.